Related Party Transactions - Schedule of Offer Costs Reimbursements to Related Party (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party expenses	$ 0	$ 18,503	$ 0	$ 18,503	$ 18,653	$ 0	$ 0
Due to affiliates	$ 665		$ 665		399	400
Fees and expense reimbursements to the Advisor and Former Dealer Manager | American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC | Advisor and Dealer Manager
Related Party Transaction [Line Items]
Related party expenses					0	16,920
Due to affiliates					$ 0	$ 61